The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
March 31, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 93.6%

	Shares	Value
BRAZIL — 17.9%
CONSUMER DISCRETIONARY — 0.5%
Lojas Renner	3,097,440	$8,891,944

ENERGY — 5.3%
Petroleo Brasileiro ADR	1,952,697	40,518,463
PRIO *	3,636,495	46,545,676
		87,064,139
FINANCIALS — 9.8%
B3 - Brasil Bolsa Balcao	14,648,700	52,035,499
Banco Bradesco ADR	6,487,189	23,678,240
Banco Bradesco	3,740,179	12,087,338
Banco do Brasil	7,224,900	32,164,289
XP, Cl A	2,161,607	41,156,997
		161,122,363
INDUSTRIALS — 1.3%
Localiza Rent a Car	2,335,700	21,211,295

MATERIALS — 1.0%
Vale	1,047,000	16,669,612
		294,959,353

CHINA — 23.9%
COMMUNICATION SERVICES — 3.6%
Tencent Holdings	933,992	58,909,099

CONSUMER DISCRETIONARY — 5.3%
Alibaba Group Holding	2,242,700	35,153,177
Alibaba Group Holding ADR	79,692	9,998,158
Li Ning	8,881,500	24,538,039
Trip.com Group ADR	360,654	17,956,963
		87,646,337
CONSUMER STAPLES — 2.6%
Budweiser Brewing	19,459,300	17,987,568
Kweichow Moutai, Cl A	116,800	24,596,266
		42,583,834
FINANCIALS — 3.7%
Industrial & Commercial Bank of China, Cl H	26,546,000	23,398,922
Ping An Insurance Group of China, Cl H	4,760,000	36,600,660
		59,999,582
INDUSTRIALS — 1.5%
Beijing New Building Materials, Cl A	6,318,129	23,976,006

MATERIALS — 5.4%
Beijing Oriental Yuhong Waterproof Technology, Cl A	8,139,412	18,231,879
China Jushi, Cl A	7,995,634	28,579,784
Hengli Petrochemical, Cl A	7,005,099	22,157,765

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
March 31, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
CHINA (continued)
MATERIALS (continued)
YongXing Special Materials Technology, Cl A	1,861,200	$20,350,672
		89,320,100

REAL ESTATE — 1.8%
China Overseas Land & Investment	20,316,969	30,298,609
		392,733,567

HONG KONG — 0.4%
CONSUMER DISCRETIONARY — 0.4%
Melco Resorts & Entertainment ADR *	1,266,459	7,193,487

HUNGARY — 1.0%
FINANCIALS — 1.0%
OTP Bank Nyrt	154,135	16,527,570

INDIA — 3.5%
ENERGY — 0.7%
Indian Oil	7,557,342	10,788,377

FINANCIALS — 2.0%
HDFC Bank	1,737,796	13,612,236
IndusInd Bank *	2,512,275	20,125,152
		33,737,388
MATERIALS — 0.8%
Hindalco Industries	1,382,015	13,068,980
		57,594,745

INDONESIA — 4.3%
FINANCIALS — 4.3%
Bank Mandiri Persero	113,918,300	31,977,136
Bank Rakyat Indonesia Persero	191,537,796	38,273,279
		70,250,415

MACAO — 1.7%
CONSUMER DISCRETIONARY — 1.7%
Galaxy Entertainment Group	2,530,000	11,435,320
Sands China	7,716,400	16,446,256
		27,881,576

RUSSIA — 0.0%
MATERIALS — 0.0%
Alrosa PJSC *(A)	506,080	–

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
March 31, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
SOUTH AFRICA — 1.8%
COMMUNICATION SERVICES — 0.2%
MTN Group	301,309	$3,518,283

CONSUMER DISCRETIONARY — 0.7%
Naspers, Cl N	213,739	11,056,079

FINANCIALS — 0.9%
Absa Group	1,027,057	14,794,655

		29,369,017
SOUTH KOREA — 19.2%
COMMUNICATION SERVICES — 1.0%
SK Telecom	299,731	15,508,168

CONSUMER DISCRETIONARY — 2.6%
Hankook Tire & Technology	157,801	5,808,778
Hyundai Mobis	143,396	36,999,073
		42,807,851
FINANCIALS — 1.9%
Hana Financial Group	213,862	15,589,873
KB Financial Group	152,996	15,019,688
		30,609,561
INDUSTRIALS — 0.8%
SK Square *	40,552	13,351,848

INFORMATION TECHNOLOGY — 12.3%
Samsung Electro-Mechanics	120,355	34,482,815
Samsung Electronics	895,478	104,736,353
Samsung SDI *	64,336	17,826,558
SK Hynix	80,055	45,420,415
		202,466,141
MATERIALS — 0.6%
LG Chemical	51,010	10,426,409

		315,169,978

TAIWAN — 14.6%
FINANCIALS — 0.4%
Chailease Holding	1,954,569	6,773,430

INFORMATION TECHNOLOGY — 14.2%
Hon Hai Precision Industry	6,367,000	38,919,998
MediaTek	955,000	45,806,741
Taiwan Semiconductor Manufacturing	723,000	41,814,362
Taiwan Semiconductor Manufacturing ADR	90,919	30,726,076
Unimicron Technology	1,280,762	18,740,583
Wistron	3,044,000	12,104,810

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
March 31, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
TAIWAN (continued)
INFORMATION TECHNOLOGY (continued)
Yageo	5,704,948	$45,082,963
		233,195,533
		239,968,963
THAILAND — 3.2%
FINANCIALS — 3.2%
Kasikornbank	4,542,200	26,500,697
SCB X	6,017,500	26,452,741
		52,953,438
TURKEY — 1.0%
INDUSTRIALS — 1.0%
KOC Holding	3,806,430	16,766,628

UNITED STATES — 1.1%
CONSUMER DISCRETIONARY — 0.8%
Las Vegas Sands	260,070	14,012,571

INFORMATION TECHNOLOGY — 0.3%
Globant *	104,799	4,832,282
		18,844,853
TOTAL COMMON STOCK
(Cost $1,098,640,788)		1,540,213,590

PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
INDUSTRIALS — 0.1%
Localiza Rent a Car (B)	89,925	779,662

TOTAL PREFERRED STOCK
(Cost $441,650)		779,662

TOTAL INVESTMENTS— 93.7%
(Cost $1,099,082,438)		$1,540,993,252

Percentages are based on Net Assets of $1,645,291,856.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
March 31, 2026
(UNAUDITED)

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

ARG-QH-001-1000

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
March 31, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.9%

	Shares	Value
AUSTRALIA — 4.6%
FINANCIALS — 2.0%
QBE Insurance Group	185,124	$2,731,831

MATERIALS — 2.6%
Glencore	454,830	3,444,803

		6,176,634

BRAZIL — 4.9%
CONSUMER DISCRETIONARY — 1.4%
Lojas Renner	677,450	1,944,782

CONSUMER STAPLES — 0.8%
Ambev	359,258	1,057,692

FINANCIALS — 2.7%
Banco Bradesco ADR	403,900	1,474,235
Banco do Brasil	185,500	825,821
XP, Cl A	71,761	1,366,330
		3,666,386
		6,668,860
CANADA — 2.1%
CONSUMER DISCRETIONARY — 2.1%
Magna International	50,457	2,817,917

CHINA — 10.0%
CONSUMER DISCRETIONARY — 4.6%
Li Ning	1,038,500	2,869,195
Prosus	50,956	2,359,048
Shenzhou International Group Holdings	152,600	932,415
		6,160,658
CONSUMER STAPLES — 0.9%
Kweichow Moutai, Cl A	5,900	1,242,448

FINANCIALS — 1.4%
Ping An Insurance Group of China, Cl H	239,627	1,842,543

MATERIALS — 1.9%
YongXing Special Materials Technology, Cl A	232,800	2,545,474

REAL ESTATE — 1.2%
China Overseas Land & Investment	1,108,804	1,653,555

		13,444,678
DENMARK — 1.3%
HEALTH CARE — 1.3%
Novo Nordisk, Cl B	48,722	1,782,957

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
March 31, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
FINLAND — 5.0%
INFORMATION TECHNOLOGY — 5.0%
Nokia	618,353	$4,960,465
Nokia ADR	215,423	1,732,001
		6,692,466

FRANCE — 7.8%
CONSUMER DISCRETIONARY — 4.8%
Cie Generale des Etablissements Michelin SCA	45,370	1,554,334
Kering	16,385	4,975,551
		6,529,885

CONSUMER STAPLES — 1.7%
Pernod Ricard	30,186	2,244,698

ENERGY — 1.3%
TotalEnergies	18,650	1,711,596

		10,486,179

GERMANY — 6.1%
CONSUMER DISCRETIONARY — 1.9%
Bayerische Motoren Werke	6,384	590,566
Continental	13,269	926,276
Mercedes-Benz Group	16,942	1,041,309
		2,558,151

HEALTH CARE — 0.9%
Bayer	25,075	1,160,432

INFORMATION TECHNOLOGY — 2.1%
Infineon Technologies	63,671	2,888,521

MATERIALS — 1.2%
BASF	25,594	1,576,353

		8,183,457
HONG KONG — 4.4%
CONSUMER DISCRETIONARY — 0.2%
Melco Resorts & Entertainment ADR *	37,775	214,562

FINANCIALS — 1.9%
Prudential	185,810	2,583,322

REAL ESTATE — 2.3%
CK Asset Holdings	228,500	1,307,429
Sun Hung Kai Properties	107,000	1,781,640
		3,089,069
		5,886,953

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
March 31, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
INDONESIA — 2.2%
FINANCIALS — 2.2%
Bank Central Asia	2,967,900	$1,146,444
Bank Rakyat Indonesia Persero	9,323,600	1,863,051

		3,009,495

ITALY — 3.2%
ENERGY — 2.3%
Saipem	691,496	3,163,852

FINANCIALS — 0.9%
Banca Monte dei Paschi di Siena	136,427	1,190,404

		4,354,256

JAPAN — 10.1%
COMMUNICATION SERVICES — 1.8%
SoftBank Group	99,000	2,410,625

INDUSTRIALS — 4.3%
Nidec *	459,900	5,839,910

INFORMATION TECHNOLOGY — 3.0%
Murata Manufacturing	177,000	3,971,389

MATERIALS — 0.0%
Kobe Steel	4,293	52,101

REAL ESTATE — 1.0%
Daito Trust Construction	55,000	1,288,880

		13,562,905
MACAO — 2.8%
CONSUMER DISCRETIONARY — 2.8%
Galaxy Entertainment Group	232,000	1,048,615
Sands China	1,282,000	2,732,375

		3,780,990

NETHERLANDS — 1.9%
FINANCIALS — 1.7%
ABN AMRO Bank GDR	71,614	2,270,233

INDUSTRIALS — 0.2%
Randstad	9,890	258,128

		2,528,361

NORWAY — 3.1%
ENERGY — 3.1%
Equinor	99,479	4,238,242

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
March 31, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
SINGAPORE — 5.3%
INFORMATION TECHNOLOGY — 5.3%
STMicroelectronics	207,980	$7,077,305

SOUTH KOREA — 8.6%
FINANCIALS — 1.0%
Shinhan Financial Group	22,183	1,322,137

INFORMATION TECHNOLOGY — 5.7%
Samsung Electronics	65,997	7,719,101

MATERIALS — 1.9%
LG Chemical	12,539	2,562,963

		11,604,201
SPAIN — 1.7%
FINANCIALS — 1.7%
Banco Bilbao Vizcaya Argentaria	52,647	1,137,158
Banco Santander	102,650	1,150,786

		2,287,944

SWITZERLAND — 3.7%
FINANCIALS — 1.8%
Julius Baer Group	32,942	2,423,016

INDUSTRIALS — 0.2%
Adecco Group	13,549	325,883

MATERIALS — 1.7%
Sika	13,943	2,307,821

		5,056,720

UNITED KINGDOM — 4.0%
CONSUMER DISCRETIONARY — 0.7%
Whitbread	30,650	942,337

CONSUMER STAPLES — 0.8%
Diageo	57,732	1,073,648

FINANCIALS — 1.4%
HSBC Holdings	115,657	1,899,376

HEALTH CARE — 1.1%
GSK	53,095	1,462,518

		5,377,879

UNITED STATES — 4.1%
CONSUMER DISCRETIONARY — 2.1%
Las Vegas Sands	52,319	2,818,948

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
March 31, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
UNITED STATES (continued)
CONSUMER STAPLES — 2.0%
Nestle	27,173	$2,665,428
		5,484,376

TOTAL COMMON STOCK
(Cost $111,387,328)		130,502,775

PREFERRED STOCK — 1.9%

BRAZIL — 1.2%
MATERIALS — 1.2%
Gerdau (A)	435,998	1,595,900

GERMANY — 0.7%
CONSUMER DISCRETIONARY — 0.7%
Dr Ing hc F Porsche (A)	22,520	1,025,888

TOTAL PREFERRED STOCK
(Cost $2,408,457)		2,621,788

TOTAL INVESTMENTS— 98.8%
(Cost $113,795,785)		$133,124,563

Percentages are based on Net Assets of $134,693,474.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

ARG-QH-001-1000

The Advisors’ Inner Circle Fund III	ARGA
VALUE FUND
March 31, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.8%

	Shares	Value
COMMUNICATION SERVICES — 4.8%
AT&T	4,244	$123,034
Comcast, Cl A	6,241	179,179

		302,213

CONSUMER DISCRETIONARY — 16.0%
Bath & Body Works	1,397	26,082
Ford Motor	4,583	52,888
Las Vegas Sands	4,363	235,078
LCI Industries	998	122,734
Lear	1,567	189,732
Mohawk Industries *	2,375	233,843
VF	8,254	140,236

		1,000,593

CONSUMER STAPLES — 4.5%
Target	1,233	149,440
Tyson Foods, Cl A	2,075	132,945

		282,385

ENERGY — 11.4%
EOG Resources	616	89,055
Halliburton	3,003	117,087
Occidental Petroleum	3,033	197,145
Patterson-UTI Energy	28,566	309,370

		712,657

FINANCIALS — 14.8%
Bank of America	1,157	56,403
Citigroup	573	64,984
Global Payments	819	55,119
RenaissanceRe Holdings	474	140,887
SLM	4,669	99,963
T Rowe Price Group	2,402	216,516
Unum Group	2,420	176,733
Voya Financial	1,647	112,523

		923,128

HEALTH CARE — 12.2%
Baxter International	3,336	56,045
Centene *	3,456	113,149
Elevance Health	864	252,936
Humana	816	141,486
Merck	1,167	140,379

The Advisors’ Inner Circle Fund III	ARGA
VALUE FUND
March 31, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
HEALTH CARE (continued)
Zimmer Biomet Holdings	695	$62,842

		766,837
INDUSTRIALS — 4.6%
Builders FirstSource *	1,306	107,523
Owens Corning	1,073	116,120
WESCO International	240	65,669

		289,312
INFORMATION TECHNOLOGY — 19.9%
Arrow Electronics *	1,780	255,270
First Solar *	274	54,049
Flex *	1,049	68,668
Microchip Technology	2,151	138,976
Micron Technology	785	265,204
NXP Semiconductors	805	158,472
QUALCOMM	543	69,927
Skyworks Solutions	3,212	172,003
TE Connectivity	312	65,214

		1,247,783
MATERIALS — 9.6%
Alcoa	2,048	135,844
Dow	1,233	51,354
FMC	8,491	146,215
International Flavors & Fragrances	1,887	136,902
PPG Industries	1,217	130,073

		600,388
TOTAL COMMON STOCK
(Cost $5,632,327)		6,125,296

TOTAL INVESTMENTS— 97.8%
(Cost $5,632,327)		$6,125,296

Percentages are based on Net Assets of $6,264,233.

*	Non-income producing security.

Cl — Class

ARG-QH-001-1000